SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-00018

AMERITOR SECURITY TRUST
(Exact name of registrant as specified in charter)

Offices of Ameritor Financial Corporation
4400 MacArthur Boulevard, Suite 301
Washington, D.C 20007
(Address of principal executive offices) (Zip code)

Jerome Kinney, President
4400 MacArthur Boulevard, Suite 301
Washington, D.C 20007
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

DATE OF FISCAL YEAR END:  June 30, 2010

DATE OF REPORTING PERIOD:  September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)				September 30, 2010

Number of shares	Share Value	Description		Market value
		BANKING	3.14%
200	12.11	Bank Of America Corporation		2,422.00
153	50.59	HSBC Holdings		7,740.27
					10,162.27
		COMPUTERS & PERIPHERAL	25.89%
200	12.96	Dell inc.		2,592.00
200	19.23	Intel Corporation		3,846.00
150	134.14	Internat Busin Mach		20,121.00
150	21.90	Cisco		3,285.00
190	283.75	Apple Computer		53,912.50
					83,756.50
		COMMUNICATIONS	2.72%
29	0.02	Nortel Networks		0.64
150	32.59	Verizon Communications		4,888.50
36	8.17	Frontier Communications		294.12
200	18.08	Comcast Corp		3,616.00
					8,799.26
		HOTELS	1.55%
90	35.83	Marriott International		3,224.70	5,012.00

		DIVERSIFIED MINERALS	6.21%
250	12.11	Alcoa inc.		3,027.50
100	85.39	Freeport-Mcmoran Copper & Gold Inc.		8,539.00
1,000	8.51	Northern Dynasty Minerals ltd.		8,510.00
					20,076.50
		DRUG & MEDICAL	6.25%
150	55.11	Amgen, inc.		8,266.50
100	61.96	Johnson & Johnson		6,196.00
100	57.67	Novartis Ag		5,767.00
					20,229.50
		ELECTRONICS/EQUIPMENT	1.56%
150	33.58	Medtronic Inc.		5,037.00	5,037.00

		ENERGY	3.76%
150	58.34	Alliance Resource LP		8,751.00
150	22.65	Chesapeake Energy		3,397.50
					12,148.50
		FINANCIAL & COMMERCIAL SERVICES	1.06%
200	3.90	Citigroup inc.		780.00
150	17.67	Western Union Co		2,650.50
					3,430.50
		FOOD/HEALTH CARE	4.70%
150	19.24	Nutrisystem, Inc.		2,886.00
100	66.44	Pepsico Inc.		6,644.00
100	56.64	Wellpoint		5,664.00
					15,194.00
		MANUFACTURING/ENGINEERING	9.05%
100	109.42	Flowserve Corp		10,942.00
200	16.25	General electric		3,250.00
100	43.94	Honeywell Intl, Inc.		4,394.00
100	35.71	Ingersoll-Rand Company limited		3,571.00
100	71.23	United Technologies		7,123.00
					29,280.00
		OIL SERVICES	9.53%
200	18.06	Nabors Industries ltd.		3,612.00
150	33.07	Halliburton Company		4,960.50
150	34.60	Canadian Natural Resources ltd		5,190.00
100	78.30	Occidential Petrolum		7,830.00
150	61.61	Schlumberger		9,241.50
					30,834.00

Number of shares	Share Value	Description	Market value
		PSYCHIATRIC THERAPY	1.28%
100	33.55	Psychiatric Solutions, inc.		3,355.00	4,128.00

		PUBLISHING	1.78%
100	33.06	Mcgraw Hill Cos, Inc		3,306.00	5,756.00
				0.00
		RECREATION	1.21%
100	39.15	Shanda Interactive		3,915.00	3,915.00

		RETAILERS/APPAREL	7.48%
150	22.29	Lowe's Companies, inc.		3,343.50
150	31.68	Home Depot, inc.		4,752.00
150	33.50	Walgreen Company		5,025.00
100	53.52	Walmart		5,352.00
200	13.01	Crocs Inc		2,602.00
150	20.92	Staples		3,138.00
					24,212.50
		SAVINGS & LOANS	0.02%
450	0.19	Washington Mutual, inc.		85.50	64.35
		TELECOM-CELLULAR	1.14%
1000	3.38	Alcatel Lucent		3,380.00	3,690.00
		TRANSPORTATION	0.77%
500	6.69	Jetblue Airways Corp		3,345.00	2,480.00
		UTILITIES
150	36.23	American Electric Power	6.58%	5,434.50
150	48.22	Consolidated Edison		7,233.00
					21,270.00
		SHORT TERM INVESTMENTS	4.33%
		Evergreen Investmernts		14,006.52	14,006.52
		NET ASSETS	100.00%		323,482.40

AMERITOR SECURITY TRUST

The tax basis cost of the Fund's investments was $314,420.40 and the unrealized appreciation and depreciation were $74,104.64 and $91,885.46 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Security Trust

By:	/s/ Jerome Kinney
Name: Jerome Kinney
Title: President (Principal Executive Officer)

Date: November 1, 2010

By:	/s/ Jerome Kinney
Title: Treasurer
(Principal Financial and Accounting Officer)

Date: November 1, 2010